Borrowings - Short-term Borrowings and Current Portion of Long-term Borrowings (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 8,174,818	₩ 7,979,727
Current borrowings and current portion of non-current borrowings	11,274,516	10,194,807
JP Morgan and others [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	217,879	254,036
HSBC and others [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 7,956,939	7,725,691
Bottom of range [member] | Short-term borrowings [member] | JP Morgan and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	January, 2017
Maturity date	January, 2018
Interest rate (%)	1.20%
Bottom of range [member] | Short-term borrowings [member] | HSBC and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	January, 2017
Maturity date	January, 2018
Interest rate (%)	0.30%
Bottom of range [member] | Current portion of long-term liabilities [member] | Export-Import Bank of Korea and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	September, 2001
Maturity date	February, 2018
Interest rate (%)	0.40%
Bottom of range [member] | Current portion of long-term liabilities [member] | Korean Development Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	August, 2009
Maturity date	February, 2018
Interest rate (%)	1.40%
Top of range [member] | Short-term borrowings [member] | JP Morgan and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	December, 2017
Maturity date	December, 2018
Interest rate (%)	9.00%
Top of range [member] | Short-term borrowings [member] | HSBC and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	December, 2017
Maturity date	December, 2018
Interest rate (%)	10.50%
Top of range [member] | Current portion of long-term liabilities [member] | Export-Import Bank of Korea and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	November, 2017
Maturity date	December, 2018
Interest rate (%)	8.50%
Top of range [member] | Current portion of long-term liabilities [member] | Korean Development Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	November, 2016
Maturity date	December, 2018
Interest rate (%)	6.10%
Gross amount [member]
Disclosure of detailed information about borrowings [line items]
Current portion of debentures	₩ (1,399)	(829)
Gross amount [member] | Export-Import Bank of Korea and others [member]
Disclosure of detailed information about borrowings [line items]
Current portion of debentures	1,407,123	1,390,733
Gross amount [member] | Korean Development Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Current portion of debentures	1,693,974	825,176
Discount on debentures [member]
Disclosure of detailed information about borrowings [line items]
Current portion of debentures	₩ 3,099,698	₩ 2,215,080